Cover	May 15, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 15, 2026
Entity File Number	001-10898
Entity Registrant Name	The Travelers Companies, Inc.
Entity Central Index Key	0000086312
Entity Tax Identification Number	41-0518860
Entity Incorporation, State or Country Code	MN
Entity Address, Address Line One	485 Lexington Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	917
Local Phone Number	778-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, without par value
Trading Symbol	TRV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false